Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
(Loss) Income from continuing operations before income taxes, share of (loss) income of affiliates, net		¥ 56,276	$ 8,294	¥ (464,945)
Computed income tax (benefit) expense at PRC EIT tax rate, amount		¥ 14,069		¥ (116,236)
Computed income tax (benefit) expense at PRC EIT tax rate, percent		25.00%	25.00%	25.00%
Expenses not deductible for tax purposes:
—Entertainment, amount		¥ 4,741		¥ 339
—Entertainment, percent		8.40%	8.40%	0.10%
—Provision for expected credit losses on financial assets, amount	[1]			¥ 122,079
—Provision for expected credit losses on financial assets, percent	[1]			26.30%
—Other, amount				¥ 418
—Other, percent				0.10%
Effect of different tax rates of subsidiaries operating in other jurisdictions, amount		¥ 1,486		¥ 12,306
Effect of different tax rates of subsidiaries operating in other jurisdictions, percent		2.60%	2.60%	2.60%
Change in valuation allowance, amount		¥ (3,972)		¥ (2,331)
Change in valuation allowance, percent		(70.10%)	(70.10%)	(0.50%)
Effect of non-taxable (income) loss, amount
Effect of non-taxable (income) loss, percent				0.00%
Unrecognized tax benefits arising from certain transfer pricing arrangements, amount
Unrecognized tax benefits arising from certain transfer pricing arrangements, percent				0.00%
Deferred income tax reverse, amount		¥ (6,157)		¥ (11,447)
Deferred income tax reverse, percent		(10.00%)	(10.00%)	(2.50%)
Other, amount		¥ (1,967)		¥ 3,272
Other, percent		(49.10%)	(49.10%)	0.70%
Income tax expense, amount		¥ 8,200	$ 1,209	¥ 8,400
Income tax expense, percent		14.60%	14.60%	1.80%

[1]	Provision for expected credit losses on financial assets for the six months ended June 30, 2025 primarily relating to the expected credit losses of loan receivables.